Organization, Description of Business and Liquidity	12 Months Ended
Dec. 31, 2022
Nature of the Business and Basis of Presentation
1. Nature of Organization and Operations
Dianthus Therapeutics, Inc. (“Dianthus” or the “Company”) is a clinical-stage biotechnology company focused on developing next-generation complement therapeutics for patients with severe autoimmune and inflammatory diseases. Dianthus was incorporated in the State of Delaware on May 1, 2019 and its corporate headquarters is located in New York, New York.
Currently, the Company is devoting substantially all efforts and resources toward product research and development. The Company has incurred losses from operations and negative operating cash flows since its inception. There can be no assurance that its research and development programs will be successful, that products developed will obtain necessary regulatory approval, or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its key employees, consultants, and advisors.
The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry including, but not limited to, uncertainty of product development and commercialization, lack of marketing and sales history, development by its competitors of new technological innovations, dependence on its key personnel, market acceptance of products, product liability, protection of proprietary technology, ability to raise additional financing, and compliance with government regulations. If the Company does not successfully commercialize any of its product candidates, it will be unable to generate recurring product revenue or achieve profitability.
The Company’s potential product candidates that are in development require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if its product development efforts are successful, it is uncertain when, if ever, the Company will generate revenue from product sales.
Liquidity and Going Concern
In accordance with Accounting Standards Update
No. 2014-15,
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern
(Subtopic
205-40),
the Company evaluated the following adverse conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the accompanying financial statements were issued (the “issuance date”):

•
Since its inception, the Company has funded its operations primarily with outside capital (i.e., proceeds from the sale of preferred stock) and has incurred significant recurring losses, including net losses of $28.5 million and $13.1 million for the years ended December 31, 2022 and 2021, respectively. In addition, the Company had an accumulated deficit of $45.9 million as of December 31, 2022;

•	The Company expects to continue to incur significant recurring losses and rely on outside capital to fund its operations for the foreseeable future; and

•
The Company expects its available cash, cash equivalents and short-term investments on hand as of the issuance date will not be sufficient to fund its obligations as they become due for at least one year beyond the issuance date.

While the Company is seeking to secure additional outside capital as of the issuance date, management can provide no assurance such capital will be secured or on terms that are acceptable to the Company.

Similarly, as disclosed in Note 17, while the Company plans to consummate a reverse merger and concurrent private financing during the second half of fiscal year 2023, management can provide no assurance the reverse merger and concurrent private financing will be consummated on terms that are acceptable to the Company, if at all.
In the event the Company is unable to secure additional outside capital and/or consummate the reverse merger and concurrent private financing, management will be required to seek other alternatives which may include, among others, a delay or termination of clinical trials or the development of its product candidates, temporary or permanent curtailment of the Company’s operations, a sale of assets, or other alternatives with strategic or financial partners. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern.
The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
Merger and Exchange Ratio
On May 2, 2023, the Company entered into a Merger Agreement with Magenta Therapeutics, Inc. (“Magenta”) and Dio Merger Sub, Inc. (“Merger Sub”). Pursuant to the Merger Agreement, among other matters, Merger Sub merged with and into the Company with the Company continuing as a wholly owned subsidiary of Magenta and the surviving corporation of the merger (“Merger”). Concurrently with the execution of the Merger Agreement, and in order to provide the Company with additional capital for its development programs prior to the closing of this Merger, certain new and existing investors have agreed to purchase an aggregate of approximat ely $72.0 million of common stock and pre-funded warrants of the Company in a pre-closing financing.
On September 11, 2023, the Company completed its Merger with Magenta and Merger Sub. In connection with the completion of the Merger, the Company changed its name from “Dianthus Therapeutics, Inc.” to “Dianthus Therapeutics OpCo, Inc.,” Magenta changed its name to “Dianthus Therapeutics, Inc.” and the business conducted by Magenta became primarily the business conducted by the Company.
At the effective time of the Merger, Magenta issued an aggregate of 11,021,248 shares of its common stock to the Company’s stockholders (after giving effect to the 1-for-16 reverse stock split of Magenta common stock in connection with the Merger), based on the exchange ratio of approximately
 0.2181 shares of Magenta common stock for each share of the Company’s common stock, including those shares of the Company’s common stock issued upon the conversion of the Company’s preferred stock and those shares of the Company’s common stock issued in the pre-closing financing (as defined
a
bove
), resulting in 14,817,762
shares of the Company’s common stock being issued and outstanding following the effective time of the Merger.
The Merger has been accounted for as a reverse recapitalization in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Under this method of accounting, the Company is deemed to be the accounting acquirer for financial reporting purposes. This determination is primarily based on the fact that, immediately following the Merger: (i) the Company’s stockholders own a substantial majority of the voting rights in the combined company; (ii) the Company’s largest stockholders retained the largest interest in the combined company; (iii) the Company designated a majority (six of eight) of the initial members of the board of directors of the combined company; and (iv) the Company’s executive management team became the management team of the combined company. Historical common share figures of the Company have been retroactively restated based on the exchange ratio of approxima tely 0.2181.